General information (Details) - shares	Dec. 31, 2018	Dec. 31, 2017	Mar. 20, 2017
Issued capital
Shares issued in IPO	236,300,000	236,300,000
Class A common shares
Issued capital
Shares issued in IPO	18,600,000	18,600,000	18,630,000